INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Effective income tax rate	21.00%	21.00%
Net operating loss carry forwards	$ 19,749,369	$ 18,936,548	$ 12,886,715
Deferred tax asset		$ 3,976,675	2,706,210
Increase in Federal income tax benefit	$ 170,692		$ 1,270,465	$ 1,294,226